Other Long-Term Liabilities	12 Months Ended
Dec. 31, 2011
Other Long-Term Liabilities [Abstract]
Other Long-Term Liabilities
10. Other Long-Term Liabilities
Other long-term liabilities consist of the following (in thousands):

	December 31
	2011	2010
Unrecognized tax benefits (See Note 12)	$3,688	$3,221
Product liability (See Note 18)	17,273	—
Other	10,784	2,271
	$31,745	$5,492